Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of major category of financial assets and liabilities measured at fair value on a recurring basis

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2013
Assets
Money market mutual funds	$35,551,000	$—	$—	$35,551,000
Restricted cash	112,000	—	—	112,000
Total assets	$35,663,000	$—	$—	$35,663,000
Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$350,519	$350,519
Total liabilities	$—	$—	$350,519	$350,519
September 30, 2014
Assets
Money market mutual funds	$—	$—	$—	$—
U.S. Treasury Bills	—	—	—	—
Restricted cash	112,000	—	—	112,000
Total assets	$112,000	$—	$—	$112,000
Liabilities
Warrants to purchase common stock	$—	$—	$95,741	$95,741
Total liabilities	$—	$—	$95,741	$95,741

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Assets
Money market mutual funds	$3,050,003	$—	$—	$3,050,003
Restricted cash	214,000	—	—	214,000

Total assets	$3,264,003	$—	$—	$3,264,003

Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$1,393,674	$1,393,674

Total liabilities	$—	$—	$1,393,674	$1,393,674

December 31, 2013
Assets
Money market mutual funds	$35,551,000	$—	$—	$35,551,000
Restricted cash	112,000	—	—	112,000

Total assets	$35,663,000	$—	$—	$35,663,000

Liabilities
Warrants to purchase redeemable preferred stock	$—	$—	$350,519	$350,519

Total liabilities	$—	$—	$350,519	$350,519

Schedule of changes in the fair value of the Company's preferred warrant liability representing a recurring measurement classified within Level 3, wherein fair value is estimated using significant unobservable inputs

Warrant Liability
Balance as of December 31, 2013	$350,519
Amounts acquired or issued	—
Changes in estimated fair value	(109,522)
Amounts reclassified to additional paid-in capital	(145,256)
Balance as of September 30, 2014	$95,741

Redeemable Convertible Preferred Stock Warrant Liability
Balance as of December 31, 2011	1,336,543
Amounts acquired or issued	101,707
Changes in estimated fair value	(44,576)

Balance as of December 31, 2012	1,393,674
Amounts acquired or issued	(801,677)
Changes in estimated fair value	(241,478)

Balance as of December 31, 2013	$350,519